FINANCIAL INSTRUMENTS (Details 12) $ in Thousands, in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,184,065	1,329,653	$ 4,581,875	1,439,610	$ 4,278,911
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	134,242		71,310		$ 5,393
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	33		289
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,733,957		$ 5,182,353